Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Technology Portfolio - Select Technology Portfolio
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	10.65%
Annual Return 2015	7.40%
Annual Return 2016	11.94%
Annual Return 2017	49.86%
Annual Return 2018	(8.79%)
Annual Return 2019	51.07%
Annual Return 2020	63.71%
Annual Return 2021	21.97%
Annual Return 2022	(36.87%)
Annual Return 2023	59.83%